Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.	Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands

Licensed copyrights of content	4,556,683	(2,891,742)	1,664,941
License rights of mobile games	299,786	(119,493)	180,293
Intellectual property and others	753,282	(241,557)	511,725

Total	5,609,751	(3,252,792)	2,356,959

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	5,567,213	(3,245,622)	2,321,591
License rights of mobile games	455,687	(229,559)	226,128
Intellectual property and others	1,674,232	(386,351)	1,287,881

Total	7,697,132	(3,861,532)	3,835,600

Amortization expenses were RMB905.6 million, RMB1,395.1 million and RMB 1,903.2 million for the years ended December 31, 2019, 2020 and 2021, respectively. The Group had performed impairment assessment of intangible assets and considered the relevant events and circumstances that might indicate potential impairment and concluded that there was no impairment indicator. No impairment charge was recognized for any of the periods presented.
As of December 31, 2021, the licensed copyrights of content have weighted-average useful lives of 3.6 years. The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2022	1,300,530
2023	918,258
2024	589,221
2025	337,846
2026	264,088
Thereafter	425,657

Total expected amortization expense	3,835,600